Segment Reporting	12 Months Ended
Dec. 31, 2021
P3 Health Partners Inc.
Segment Reporting Information [Line Items]
Segment Reporting

Note 25: Segment Reporting

The Company organizes its operations into one reportable segment. The Chief Executive Officer, who is our Chief Operating Decision Maker (“CODM”), reviews financial information and makes decisions about resource allocation based on the Company’s responsibility to deliver high quality primary medical care services to its patient population. For the periods presented, all the Company’s revenues were earned in the United States.

Likewise, all the Company’s long-lived assets were in the United States.